Financial risks	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Financial risks
4 Financial risks
4.1 General
Insurance risks are described in note
29.4 Underwriting risk
for risk exposures arising from contracts within the scope of IFRS 17. Financial risks typically include, but are not limited to, credit risk, market risk and liquidity risk.
As an insurance group, Aegon is exposed to a variety of risks. Aegon’s largest exposures are to changes in financial markets (e.g. foreign currency, interest rate, credit and equity market risks) that affect the value of the investments, liabilities from products that Aegon sells. Other risks include insurance related risks, such as changes in mortality, morbidity, bond credit spread and liquidity premium, which are discussed in note
29 Insurance contracts
. Aegon manages risk at local level where business is transacted, based on principles and policies established at the Group level. Aegon’s integrated approach to risk management involves similar measurement of risk and scope of risk coverage to allow for aggregation of the Group’s risk position.
To manage the risk from changes in financial markets, Aegon’s products are priced using a market-consistent framework and comprehensive asset liability management (ALM) programs are implemented to ensure that the assets backing policyholder benefits are invested prudently over the long term. A range of ALM techniques are used across the Group. These range in terms of sophistication and complexity from cash-flow matching (for traditional fixed annuities) to duration matching (for the Universal Life range of products) to derivative-based semi-static and dynamic hedges (to match variable annuities and indexed universal life.).
To manage its risk exposure, Aegon has risk policies in place. Many of these policies are group-wide while others are specific to the unique situation of local businesses. For ALM specifically, the Enterprise Risk Management (ERM) framework includes several risk policies that govern ALM strategies, such as the Investment and Counterparty Risk Policy (ICRP). The ICRP governs the management of investment risks associated with credit, equity, property, alternative asset classes, interest rate and currency risk in addition to option markets, implied volatility risk, interest rate options and swaptions. As well as product-level ALM programs, subsidiary businesses are required by the ICRP to maintain overarching entity-level ALM strategies that set the direction and limits for the aggregated product-level programs. Significant or complex ALM strategies are approved at group level, and all programs are subject to Group Risk oversight.
Together with the ICRP, which guides ALM strategy, several other ERM policies govern concentration risk, liquidity risk, use of derivatives and securities lending and repos. As Aegon uses derivatives extensively, collateral calls can be significant depending on market circumstances. Liquidity is managed at legal entity level in the first instance with central coordination by Aegon Ltd. Aegon US may use external market solutions to match projected liquidity requirements with funding.
Next to guidance, the Group level policies also provide limits to Aegon’s exposure to major risks such as equity, interest rates, credit, and currency. The limits in these policies in aggregate remain within Aegon’s overall tolerance for risk and the Group’s financial resources. Operating within this policy framework, Aegon employs risk management programs including ALM processes and models and hedging programs (which are largely conducted via the use of financial derivative instruments). These risk management programs are in place in each country unit and are not only used to manage risk in each unit but are also part of the Aegon’s overall risk strategy.
Aegon operates a Derivative Use Policy to govern its use of derivatives. This policy establishes the control, authorization, execution and monitoring requirements of the usage of such instruments. In addition, the policy stipulates necessary mitigation of credit risk created through derivatives management tools. For derivatives, counterparty credit risk is normally mitigated by requirements to post collateral via credit support annex agreements or through a central clearing house.

As part of its risk management programs, Aegon takes inventory of its current risk position across risk categories. Aegon also measures the sensitivity of net result and shareholders’ equity under both deterministic and stochastic scenarios. Management uses the insight gained through these “what if?” scenarios to manage the Group’s risk exposure and capital position. The models, scenarios and assumptions used are reviewed regularly and updated as necessary.
Results of Aegon’s sensitivity analyses are presented throughout this section to show the estimated sensitivity of CSM, net result and shareholders’ equity to various scenarios. For each type of market risk, the analysis shows how net result and shareholders’ equity would have been affected by changes in the relevant risk variable. In case of insurance contracts, changes in assumptions could have immediate impact on net result, OCI and on CSM, depending on the measurement model. For each sensitivity test, the impact of a reasonably possible change in a single factor is shown. Management action is taken into account to the extent that it is part of Aegon’s regular policies and procedures, such as established hedging programs. However, incidental management actions that would require a change in policies and procedures are not considered.
Each sensitivity analysis reflects the extent to which the shock tested would affect management’s critical accounting estimates and judgment in applying Aegon’s accounting policies. Market-consistent assumptions underlying the measurement of non-listed
assets and liabilities are adjusted to reflect the shock tested. The shock may also affect the measurement of assets and liabilities based on assumptions that are not observable in the market. For example, a shock in interest rates may lead to increased expected credit losses on debt investments. Although management’s short-term assumptions may change if there is a reasonably possible change in a risk factor, long-term assumptions will generally not be revised unless there is evidence that the movement is permanent. This fact is reflected in the sensitivity analyses.
The sensitivities do not reflect what the net result for the period would have been if risk variables had been different because the analysis is based on the exposures in existence at the reporting date rather than on those that actually occurred during the year. Nor are the results of the sensitivities intended to be an accurate prediction of Aegon’s future shareholders’ equity or earnings. The analysis does not take into account the impact of future new business, which is an important component of Aegon’s future earnings. It also does not consider all methods available to management to respond to changes in the financial environment, such as changing investment portfolio allocations or adjusting premiums and crediting rates. Furthermore, the results of the analyses cannot be extrapolated or interpolated for wider variations since effects do not tend to be linear.
Concentration risk for financial risks is measured and managed at the following levels:
•	Concentration per risk type: Risk exposures are measured per risk type as part of Aegon’s internal economic framework. A risk tolerance framework is in place which sets risk limits per risk type to target desired risk balance and promote diversification across risk types;
•	Concentration per counterparty: Risk exposure is measured and risk limits are in place per counterparty as part of the Counterparty Name Limit Policy; and
•	Concentration per sector, geography and asset class: Aegon’s investment strategy is translated in investment mandates for its internal and external asset managers. Through these investment mandates limits on sector, geography and asset class are set. Compliance monitoring of the investment mandates is done by the insurance operating companies.
Moreover, the concentration of financial risks is measured in Aegon’s business planning cycle. As part of business planning, the resilience of Aegon’s business strategy is tested in several extreme event scenarios. In the Adverse Financial scenario, financial markets are stressed without assuming diversification across different market factors. Within the projection certain management actions may be implemented when management deems this necessary.
Aegon’s significant financial risks and related financial information are explained in the order as follows:
•	Credit risk (note 4.2 Credit risk )
•	Market risk (note 4.3 Market risk )
°	Equity market risk and other investment risks
°	Interest rate risk
°	Currency exchange risk
•	Liquidity risk (note 4.4 Liquidity risk )
Certain information in this note is presented per segment, please see note 5 Segment information for the definition of Aegon’s segments.

4.2 Credit risk
Credit risk is the risk of financial loss to Aegon if a counterparty to a reinsurance contract or financial instrument fails to meet its contractual obligations; the risk of economic loss due to the deterioration in the financial condition of counterparties, either through fair value losses on traded securities or through defaults on traded securities, loans and mortgages.
Aegon implemented policies and procedures to govern credit limits and processes to manage credit risk, concentration risk and counterparty risk with regards to all the Group’s material businesses with credit exposures in scope, including bonds, loans, cash and equivalents, collateralized assets, reinsurance assets, and assets measured at fair value. The Group uses risk gradings aligned with the major credit rating agencies, and in the case of specific asset portfolios such as residential mortgage loans implements internal risk gradings that reflect its assessment of the probability of default of individual counterparties.
The credit grades are calibrated such that the risk of default increases exponentially with each increase in risk grade. For example, this means that the difference in the probability of default (PD) between the AAA and A rating grades is lower than the difference in the PD between the BBB and B rating grade.
4.2.1 Aegon’s maximum exposure to credit risk
As premiums and deposits are received, these funds are invested to pay for future policyholder obligations. For assets backing insurance liabilities measured under the general model and the premium allocated approach, as well as other “free” assets, Aegon typically bears the risk for investment performance which is equal to the return of principal and interest.
Aegon is exposed to credit risk on its fixed-income portfolio (debt securities, mortgages and private placements), over-the-counter
derivatives and reinsurance contracts. Some issuers have defaulted on their financial obligations for various reasons, including bankruptcy, lack of liquidity, downturns in the economy, downturns in real estate values, operational failure and fraud. During financial downturns, Aegon can incur defaults or other reductions in the value of these securities and loans, which could have a materially adverse effect on Aegon’s business, results of operations and financial condition.
The estimates of best estimate liability for (re)insurance contracts assets represent Aegon’s maximum exposure to credit risk from these assets. Please see the cash flow information in note
29 Insurance contracts and reinsurance contracts held
.
The following table contains an analysis of Aegon’s maximum credit risk exposure from financial assets.
Please see note
39 Commitments and contingencies
and
40 Transfers of financial assets
for further information on capital commitments and contingencies and on collateral given, which may expose the Group to credit risk.

2024	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or over- collaterali- zation)	Net exposure

Debt securities	60,890	-	-	61	-	-	-	61	-	60,829

Money market and other short-term investments	6,071	-	324	-	-	-	-	324	20	5,767

Loans	10,798	51	-	20	23,694	-	-	23,766	12,982	14

Unconsolidated investment funds	192,775	-	-	-	-	-	-	-	-	192,775

Deposits with financial institutes	2,063	-	-	-	-	-	-	-	-	2,063

Other investments	5,207	-	-	-	-	-	-	-	-	5,207

Derivative assets	771	220	713	-	-	171	-	1,104	461	128

Reinsurance assets	16,021	-	14,141	732	-	-	-	14,872	-	1,149

On December 31	294,597	271	15,177	813	23,694	171	-	40,127	13,462	267,932

2023	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or over- collaterali- zation)	Net exposure

Debt securities	55,811	-	-	93	-	-	-	93	-	55,718

Money market and other short-term investments	8,695	-	442	-	-	-	-	442	24	8,277

Loans	10,183	31	-	20	23,711	-	-	23,762	13,579	-

Unconsolidated investment funds	167,411	-	-	-	-	-	-	-	-	167,411

Deposits with financial institutes	2,289	-	-	-	-	-	-	-	-	2,289

Other investments	5,040	-	-	-	-	-	-	-	-	5,040

Derivative assets	1,429	832	669	-	-	373	-	1,875	550	104

Reinsurance assets	16,608	-	13,416	82	-	-	-	13,498	-	3,110

On December 31	267,465	864	14,528	194	23,711	373	-	39,669	14,153	241,949
Debt securities
Several bonds in Aegon’s Americas’ portfolio are guaranteed by monoline insurance companies. This is shown in the table above in the column Letters of credit / guarantees.
Money market and short-term investments
The collateral reported for the money market and short-term investments are related to tri-party
repurchase agreements (repos). Within
tri-party
repos, Aegon invests under short-term reverse repurchase agreements and the counterparty posts collateral to a third party custodian. The collateral posted is typically high-quality, short-term securities and is only accessible for or available to Aegon in the event the counterparty defaults.
The following table contains an analysis of Aegon’s credit risk exposure for debt instruments for which an ECL allowance is recognized. See note
4.2.6 Expected credit loss
for a more detailed description of ECL measurement. All asset categories not presented here are determined to have non-material
credit risk or to be of short-term nature (cash and cash equivalents, other receivables). The gross carrying amount of financial assets below also represents Aegon’s maximum exposure to credit risk on these assets.

	2024					2023

	ECL staging					ECL staging

	Stage 1	Stage 2	Stage 3			Stage 1	Stage 2	Stage 3

Financial assets measured at FVOCI - with recycling	12- month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Purchased credit impaired	Total	12- month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Purchased credit impaired	Total

AAA	3,295	-	-	-	3,295	2,961	-	-	-	2,961

AA	9,100	-	1	-	9,101	9,217	-	2	-	9,219

A	19,443	-	-	-	19,443	18,410	-	-	-	18,411

BBB	20,724	7	-	1	20,732	17,534	11	-	1	17,547

BB	949	157	-	-	1,106	899	136	-	-	1,035

B	361	95	-	-	456	431	120	3	-	554

CCC and lower	85	79	289	91	544	120	91	319	99	629

Net carrying amount	53,957	337	291	92	54,677	49,571	358	325	100	50,354

Expected credit loss	(187)	(42)	(108)	(4)	(341)	(147)	(25)	(64)	(2)	(238)
Loans
The real estate collateral for mortgages includes both residential and commercial properties. The collateral for commercial mortgage loans in Aegon Americas is measured at fair value. At a minimum on an annual basis, a fair value is estimated for each individual real estate property that has been pledged as collateral. When a loan is originally provided, an external appraisal is obtained to estimate the value of the property. In subsequent years, the value is typically estimated internally using various professionally accepted valuation methodologies. Internal appraisals are performed by qualified, professionally accredited personnel. International valuation standards are used, and the most significant assumptions made during the valuation of real estate are the current cost of reproducing or replacing the property, the value that the property’s net earning power will support, and the value indicated by recent sales of comparable properties. Valuations are primarily supported by market evidence.

Cash collateral for mortgage loans includes the savings that have been received to redeem the underlying mortgage loans at redemption date. These savings are part of the credit side of the statement of financial position but reduce the credit risk for the mortgage loan as a whole.

	2024					2023

	ECL staging					ECL staging

	Stage 1	Stage 2	Stage 3			Stage 1	Stage 2	Stage 3

Loans at amortized cost	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Purchased credit impaired	Total	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Purchased credit impaired	Total

Internal grade 1	977	35	-	-	1,013	947	-	-	-	947

Internal grade 2	4,410	11	-	-	4,421	3,929	2	-	-	3,930

Internal grade 3	4,539	-	7	-	4,546	4,460	24	-	-	4,485

Internal grade 4	644	10	-	-	654	778	7	-	-	785

Internal grade 5	4	78	-	-	81	33	2	-	-	35

Internal grade 6	-	-	-	-	-	-	-	-	-	-

Internal grade 7 or lower	-	-	-	-	-	-	-	-	-	-

Gross carrying amount	10,573	135	7	-	10,716	10,147	35	-	-	10,183

Expected credit loss	(38)	(75)	(5)	-	(118)	(24)	(1)	-	-	(26)

Total	10,535	60	2	-	10,598	10,123	33	-	-	10,156
Financial assets designated at fair value through profit or loss
As significant portion of instruments have been designated as FVPL. On December 31, 2024, the maximum exposure to credit risk of these financial assets was their carrying amount of EUR 1,488 million (December 2023: EUR 1,736 million). The credit risk of these financial assets has not been hedged by the use of derivatives. The following changes in fair value have been recognized for these investments:

	2024

Financial assets designated at FVPL	Loans	Debt securities	Total

Change in fair value attributable to changes in credit risk during the year	3	16	19

Cumulative change in fair value attributable to changes in credit risk held on December 31	-	59	59

	2023

Financial assets designated at FVPL	Debt securities	Money market and other short-term investments	Total

Change in fair value attributable to changes in credit risk during the year	46	(1)	45

Cumulative change in fair value attributable to changes in credit risk held on December 31	20	-	20
The change in fair value attributable to changes in credit risk is determined as the total amount of the change in fair value that is not attributable to changes in the observable benchmark interest rate or in other market rates. This approach provides a reasonable approximation of changes attributable to credit risk because fixed income securities valuation is mainly driven by two factors – interest rates and credit spreads, and the fair value change due to credit risk can therefore be estimated by removing impacts from non-credit
related factors.
Derivatives
The master netting agreements column in the table relates to derivative liability positions that are used in Aegon’s credit risk management. The offset in the master netting agreements column includes balances where there is a legally enforceable right of offset, but no intention to settle these balances on a net basis under normal circumstances. As a result, there is a net exposure for credit risk management purposes. However, as there is no intention to settle these balances on a net basis, they do not qualify for net presentation for accounting purposes.
Reinsurance assets
The collateral related to the reinsurance assets includes assets in trust that are held by the reinsurer for the benefit of Aegon. The assets in trust can be accessed to pay policyholder benefits in the event the reinsurers fail to perform under the terms of their contract. Further information on the related reinsurance transactions is included in note
29 Insurance contracts
.

Collateral and other credit enhancements
Aegon employs a range of policies and practices to mitigate credit risk and the most common of these is accepting collateral for funds advanced. The Group has internal policies on the acceptability of specific classes of collateral or credit risk mitigation.
Collateral and other credit enhancements obtained
On December 31, 2024, the Group held no collateral that was obtained during the year (EUR 0 in 2023) by taking possession of collateral held as security against receivables. The Group’s policy is to pursue the timely realization of the collateral in an orderly manner. Aegon does not generally use the non-cash
collateral for its own operations.
4.2.2 Credit risk management
Aegon manages credit risk exposure by individual counterparty, sector and asset class, including cash positions. Normally, Aegon mitigates credit risk in derivative contracts by entering into credit support agreement, where practical, and in ISDA master netting agreements for most of Aegon’s legal entities to facilitate Aegon’s right to offset credit risk exposure.
The main counterparties to these transactions are investment banks which are typically rated “A” or higher. The credit support agreement will normally dictate the threshold over which collateral needs to be pledged by Aegon or its counterparty. Transactions requiring Aegon or its counterparty to post collateral are typically the result of derivative trades, comprised mostly of interest rate swaps, equity swaps, currency swaps and credit swaps. Collateral received is mainly cash (USD and EUR). The credit support agreements that outline the acceptable collateral require high-quality instruments to be posted. Over the last three years, there was no default with any derivatives counterparty. The credit risk associated with financial assets subject to a master netting agreement is eliminated only to the extent that financial liabilities due to the same counterparty will be settled after the assets are realized. Eligible derivative transactions are traded via Central Clearing Houses as required by EMIR and the Dodd-Frank act. Credit risk in these transactions is mitigated through posting of initial and variation margins.
Aegon may also mitigate credit risk in reinsurance contracts by including downgrade clauses that allow the recapture of business, retaining ownership of assets required to support liabilities ceded or by requiring the reinsurer to hold assets in trust. For the resulting net credit risk exposure, Aegon employs deterministic and stochastic credit risk modeling in order to assess the Group’s credit risk profile, associated earnings and capital implications due to various credit loss scenarios.
Aegon operates a Credit Name Limit Policy (CNLP) under which limits are placed on the aggregate exposure that it has to any one counterparty. Limits are placed on the exposure at both group level and individual country units. The limits also vary by a rating system, which is a composite of the main rating agencies (S&P, Moody’s and Fitch) and Aegon’s internal rating of the counterparty. If an exposure exceeds the stated limit, then the exposure must be reduced to the limit for the country unit and rating category as soon as possible. Exceptions to these limits can only be made after explicit approval from Aegon’s Group Risk and Capital Committee (GRCC). The policy is reviewed regularly.
The Group offers products that cover inflation risk for policyholders. To hedge the inflation risk, the Group invests in financial instruments of which the value depends on the rate of inflation. This significantly reduces the net exposure to inflation risk.
4.2.3 Credit rating
Aegon group level long-term counterparty exposure limits are as follows:
Group limits per credit rating

Amounts in EUR million	2024	2023

AAA	900	900

AA	900	900

A	675	675

BBB	450	450

BB	250	250

B	125	125

CCC or lower	50	50

The ratings distribution of general account portfolios of Aegon’s major reporting units, excluding reinsurance assets, are presented in the table that follows, organized by rating category and split by assets that are valued at fair value and assets that are valued at amortized cost. Aegon uses a composite rating based on a combination of the external ratings of S&P, Moody’s, Fitch, the National Association of Insurance Commissioners (NAIC; for the United States only), and internal ratings. The rating used is the lower of the external rating and the internal rating.

	Americas		United Kingdom		International		Asset Management		Total 2024 1

Financial assets	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	1,013	5,265	-	25	-	37	-	73	1,013	5,400	6,412

AA	4,421	9,114	-	525	-	167	-	-	4,421	9,805	14,226

A	4,546	19,771	-	220	1	684	24	-	4,571	20,674	25,245

BBB	654	20,895	-	59	-	451	3	-	668	21,405	22,073

BB	4	1,162	-	1	-	42	1	-	4	1,205	1,209

B	78	487	-	-	-	5	-	-	78	492	570

CCC or lower	-	720	-	-	-	6	8	-	8	726	733

Assets not rated	-	4,844	-	740	-	4	-	54	-	5,668	5,668

Total	10,715	62,258	-	1,569	1	1,395	36	126	10,763	65,375	76,138

ECL on financial assets	(118)	(327)	-	-	-	(14)	-	-	(118)	(341)	(459)

On December 31, 2024	10,597	62,258	-	1,569	1	1,395	36	126	10,645	65,375	76,020

1	Includes investments of Holding and other activities.

	Americas		United Kingdom		International		Asset Management		Total 2023 1

Financial assets	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	947	6,836	-	38	-	35	52	123	998	7,033	8,031

AA	3,930	9,191	-	514	-	161	-	-	3,930	9,866	13,796

A	4,485	19,474	-	220	1	791	-	-	4,486	20,486	24,972

BBB	785	17,679	-	124	-	466	-	-	803	18,269	19,072

BB	33	1,084	-	1	-	41	-	-	33	1,126	1,160

B	2	570	-	-	-	9	-	-	2	579	581

CCC or lower	-	986	-	-	-	6	-	-	-	992	992

Assets not rated	-	4,444	-	797	-	4	-	1	-	5,286	5,286

Total	10,182	60,264	-	1,695	1	1,514	52	124	10,253	63,638	73,891

ECL on financial assets	(26)	(228)	-	-	-	(10)	-	-	(26)	(238)	(263)

On December 31, 2023	10,156	60,264	-	1,695	1	1,514	52	124	10,227	63,638	73,865

1	Includes investments of Holding and other activities.
The following table shows the credit quality of the reinsurance contracts included in the statement of financial position:

Carrying value	2024	2023

AAA	-	-

AA	1,087	1,245

A	14,041	14,089

Below A	3	4

Not rated	587	662

On December 31	15,719	16,000

Annual Report on Form 20-F 2024 | 157

4.2.4 Credit risk concentration
The tables that follow present specific credit risk concentration information for general account financial assets.

Credit risk concentrations – debt securities and money market investments	Americas	United Kingdom	International	Asset Management	Total 2024 1	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	684	-	-	-	684	(19)

Commercial mortgage-backed securities (CMBSs)	2,469	65	47	-	2,582	(22)

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	582	-	3	-	585	-

ABSs – Other	4,761	54	49	88	4,952	(16)

Financial - Banking	3,751	172	178	-	4,101	(19)

Financial - Other	10,464	24	224	46	10,758	(57)

Capital goods and other industry	3,639	24	79	-	3,742	(31)

Communications & Technology	4,642	4	112	-	4,758	(58)

Consumer cyclical	3,641	25	91	-	3,757	(39)

Consumer non-cyclical	5,987	49	116	-	6,151	(31)

Energy	2,766	27	51	-	2,844	(13)

Transportation	1,786	-	29	-	1,816	(6)

Utility	4,763	16	54	-	4,833	(12)

Government bonds	6,926	370	286	18	7,601	(18)

On December 31, 2024	56,861	830	1,320	152	59,162	(341)

1	Includes investments of Holding and other activities.

Credit risk concentrations – debt securities and money market investments	Americas	United Kingdom	International	Asset Management	Total 2023 1	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	933	-	-	-	933	(13)

Commercial mortgage-backed securities (CMBSs)	2,216	73	34	-	2,323	(17)

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	557	-	3	-	560	-

ABSs – Other	2,905	53	28	52	3,037	(9)

Financial - Banking	3,412	173	201	-	3,786	(14)

Financial - Other	11,909	38	289	97	12,332	(33)

Capital goods and other industry	3,443	24	143	-	3,609	(23)

Communications & Technology	4,242	2	140	-	4,384	(30)

Consumer cyclical	3,197	29	85	-	3,311	(20)

Consumer non-cyclical	5,661	74	111	-	5,846	(24)

Energy	2,821	20	55	-	2,896	(19)

Transportation	1,633	-	30	-	1,663	(6)

Utility	4,190	73	75	-	4,338	(10)

Government bonds	7,349	338	265	17	7,969	(20)

On December 31, 2023	54,467	898	1,458	166	56,988	(237)

1	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk	Americas	United Kingdom	International	Asset Management	Total 2024

United States	6,095	-	69	-	6,164

Netherlands	-	-	2	-	2

United Kingdom	-	316	-	18	334

Austria	-	-	10	-	10

Belgium	-	-	4	-	4

France	-	28	8	-	36

Hungary	21	-	4	-	25

Indonesia	69	-	-	-	69

Luxembourg	-	5	1	-	7

Spain	-	-	161	-	161

Rest of Europe	82	-	12	-	93

Rest of world	660	20	16	-	695

On December 31, 2024	6,926	370	286	18	7,601

Credit risk concentrations – Government bonds per country of risk	Americas	United Kingdom	International	Asset Management	Total 2023 1

United States	6,632	-	62	-	6,694

Netherlands	-	-	2	-	2

United Kingdom	-	289	-	17	307

Austria	-	-	10	-	10

Belgium	-	-	4	-	4

France	-	28	8	-	36

Hungary	20	-	4	-	24

Indonesia	71	-	-	-	71

Luxembourg	-	-	1	-	1

Spain	-	-	153	-	153

Rest of Europe	46	-	13	-	58

Rest of world	581	21	8	-	610

On December 31, 2023	7,349	338	265	17	7,969

1	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating	Government Bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2024

AAA	169	434	2,888	1,892	5,383

AA	5,857	2,686	1,202	-	9,745

A	823	16,127	3,169	-	20,119

BBB	417	20,099	847	-	21,363

BB	265	834	99	-	1,198

B	53	398	94	-	545

CCC or lower	18	205	503	-	726

Assets not rated	-	-	-	83	83

On December 31, 2024 1	7,601	40,783	8,802	1,976	59,162

1	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – Credit rating	Government Bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2023 1

AAA	166	503	2,462	3,915	7,046

AA	6,444	2,262	1,160	-	9,866

A	723	16,352	2,101	-	19,176

BBB	354	17,408	404	-	18,165

BB	205	838	78	-	1,121

B	69	496	30	-	596

CCC or lower	9	245	618	-	872

Assets not rated	-	2	-	144	147

On December 31, 2023 2	7,969	38,106	6,853	4,059	56,988

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – mortgage loans	Americas	United Kingdom	International	Asset Management	Total 2024	Of which past due and / or impaired assets

Agricultural	47	-	-	-	47	-

Apartment	5,618	-	-	-	5,618	(8)

Industrial	474	-	-	-	474	-

Office	1,270	-	-	-	1,270	(109)

Retail	1,384	-	-	-	1,384	(1)

Other commercial	1,885	-	1	-	1,886	-

On December 31, 2024	10,679	-	1	-	10,680	(118)

Credit risk concentrations – mortgage loans	Americas	United Kingdom	International	Asset Management	Total 2023	Of which past due and / or impaired assets

Agricultural	46	-	-	-	46	-

Apartment	5,365	-	-	-	5,365	(10)

Industrial	410	-	-	-	410	-

Office	1,300	-	-	-	1,300	(14)

Retail	1,372	-	-	-	1,372	(1)

Other commercial	1,663	-	1	-	1,664	-

On December 31, 2023	10,156	-	1	-	10,156	(26)
4.2.5 Unconsolidated structured entities
Aegon’s investments in unconsolidated structured entities such as RMBSs, CMBSs, and ABSs and investment funds are presented in the line item “Investments” of the statement of financial position. Aegon’s interests in these unconsolidated structured entities can be characterized as basic interests, Aegon does not have loans, derivatives, guarantees, or other interests related to these investments. Any existing commitments such as future purchases of interests in investment funds are disclosed in note
39 Commitments and contingencies.
For debt instruments, specifically for RMBSs, CMBSs and ABSs, the maximum exposure to loss is equal to the carrying amount which is reflected in the credit risk concentration table regarding debt securities and money market investments. To manage credit risk Aegon invests primarily in senior notes of RMBSs, CMBSs and ABSs. The composition of the RMBSs, CMBSs and ABSs portfolios of Aegon are widely dispersed looking at the individual amount per entity, therefore Aegon only has non-controlling
interests in individual unconsolidated structured entities. Furthermore, these investments are not originated by Aegon.
As collateral manager of CLOs issued in Europe, to the extent that it acts as an originator-manager, Aegon is subject to risk retention requirements to hold investments in the CLOs it manages. Such risk retention is often participation in the subordinated tranches of the structure which concentrates credit risk of the underlying assets of the CLO. Aegon’s maximum exposure to credit risk is the carrying amount of these investments, which is EUR 192,775 million on December 31, 2024 (2023: EUR 167,411 million).
Except for commitments as noted in note
39 Commitments and contingencies
, Aegon did not provide, nor is required to provide financial or other support to unconsolidated structured entities. Nor does Aegon have intentions to provide financial or other support to unconsolidated structured entities in which Aegon has an interest or previously had an interest.
For RMBSs, CMBSs and ABSs in which Aegon has an interest at reporting date, the following table presents the total income received from those interests. The Investments column reflects the carrying values recognized in the statement of financial position of Aegon’s interests in RMBSs, CMBSs, and ABSs.

	Total income for the year ended December 31, 2024			December 31, 2024

	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	58	(13)	45	684

Commercial mortgage-backed securities	97	98	194	2,582

Asset-backed securities	38	12	50	585

ABSs - Other	206	58	264	4,952

Total	399	155	554	8,802

	Total income for the year ended December 31, 2023			December 31, 2023

	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	67	(15)	52	933

Commercial mortgage-backed securities	92	12	105	2,323

Asset-backed securities	40	14	54	560

ABSs - Other	134	57	191	3,037

Total	334	68	402	6,853

4.2.6 Expected credit losses
Measurement
The estimation of credit exposure for risk management purposes is complex and requires the use of models, as the exposure varies with changes in market conditions, expected cash flows and the passage of time. The assessment of credit risk of a portfolio of assets entails further estimations as to the likelihood of defaults occurring, of the associated loss ratios and of default correlations between counterparties. Aegon measures credit risk using Probability of Default (PD), Exposure at Default (EAD) and Loss Given Default (LGD). This is similar to the approach used for the purposes of measuring the Expected Credit Loss (ECL) under IFRS 9. See section on ECL developments in the reporting period later in this note for more details.
Losses as a result of credit risk are a natural part of investing in fixed-income securities. The amount of and compensation for this risk are related. A significant management measure to avoid excessive credit risk is to diversify and limit exposure to individual issuers.
a) Recognition of expected credit losses
IFRS 9 outlines a “three-stage” model for impairment based on relative changes in credit quality since initial recognition:

•	A financial instrument that is not credit-impaired on initial recognition is classified in “Stage 1”;

•	If a significant increase in credit risk (“SICR”) since initial recognition is identified, the financial instrument is moved to “Stage 2” but is not yet deemed to be credit-impaired (see “Significant increase in credit risk” for further details);

•	If the financial instrument is credit-impaired, the financial instrument is then moved to “Stage 3.”
Credit risk is continuously monitored by Aegon in all the above stages.
Financial instruments in Stage 1 have their expected credit loss (ECL) measured at an amount equal to the portion of lifetime expected credit losses that result from default events possible within the follow 12 months. Financial instruments in Stages 2 or 3 have their ECL measured based on expected credit losses on a lifetime basis. Purchased or originated credit-impaired financial assets are those financial assets that are credit-impaired on initial recognition. Their ECL is always measured on a lifetime basis.

	Stage 1 Impaired	Stage 2 Under-performing	Stage 3 Non-performing	Purchased or Originated Credit Impaired (POCI)

ECL	12 month ECL	Lifetime ECL	Lifetime ECL	Lifetime ECL

Provision Trigger	n.a.	Quantitative and Qualitative Triggers	Qualitative Triggers	Qualitative Triggers

Days Past Due (“DPD”) Backstop	Up to date and early arrears (< 30 DPD)	> 30 DPD (rebuttable presumption)	> 90 DPD (rebuttable presumption)	n.a.

Interest Income	Interest calculated on gross carrying amount	Interest calculated on gross carrying amount	Interest calculated on net carrying amount	Interest calculated on net carrying amount using a credit-adjusted effective interest rate
Following this assessment, IFRS 9 requires the incorporation of multiple, forward looking macro- scenarios to drive the ECL provision.
IFRS 9 requires that the measurement of ECL represent an unbiased probability-weighted amount that is to be determined by:
•	Evaluating a range of possible outcomes;
•	Use reasonable and supportable information available without undue cost and effort about past events;
•	Current conditions; and
•	Forecasts of future economic conditions.
When incorporating forward looking information, consideration should be given to the relevance of the information (and the availability of more relevant information) for each specific financial instrument or group of financial instruments. To the extent relevant, forward-looking information used for the measurement of ECLs it needs to be consistent with that used for the assessment of a significant increase in credit risk.
Credit losses are calculated as the product of projected probability of default, loss given default and exposure at default and are discounted using an appropriate discount rate. The ECL is determined as the probability weighted discounted credit losses that are determined for different scenarios (i.e. base, positive, adverse).
Given the need to adapt the models to the different portfolio characteristics, all ECL models have different key judgments and assumptions. As such, the below paragraphs outline the key judgements and assumptions made by the Group in addressing the key requirements on a model-by-model
basis.

The Group employs different models to calculate the ECL on different asset classes.
For bonds and private placements, the Group applies a global correlation model. It provides correlations of credit quality movements across different asset classes, linked with movements in the macro economy. A global correlation model is therefore used for determining the conditional PD and LGD, given a macroeconomic scenario. Unconditional PD and LGD curves are modelled with use of different methods for sovereign debt, corporate bonds and private placements.
For commercial mortgage loans and mortgage-backed securities, the parameters are estimated with commercial mortgage metrics that use corporate bond PD and LGD estimates further adjusted with other assumptions based on debt service coverage and loan-to-value
ratios.
The Group applies a separate model for asset-backed securities, which pools the instruments based on the underlying collateral and estimates credit loss parameters collectively. Collateralized debt (loan) obligations (CDOs and CLOs) are special types of asset-backed securities to which a different set of models are applied depending on the region of the exposure.
b) Significant increase in credit risk
Aegon considers a financial instrument to have experienced a significant increase in credit risk when one or more of the following quantitative, qualitative or backstop criteria have been met:

Asset class	Quantitative criteria	Qualitative criteria	Backstop criteria

Commercial mortgages	Relative change in Forward-in-Time Probability of Default	None	60 days past due backstop

Private loans	Relative changes in rating	Watchlist approach	No other backstop applied

Debt securities	Relative changes in rating	Watchlist approach	No other backstop applied

Structured finance	Relative changes in rating	Watchlist approach	30 days past due backstop

Deposits with financial institutions	Relative changes in rating	Watchlist approach	No other backstop applied

Loan commitments	Defined as for the respective loans to which the commitment relates

Financial guarantees	Defined as for the respective loans to which the commitment relates
The quantitative factor(s) should indicate whether the credit risk of an instrument has increased significantly since initial recognition. When making this assessment, Aegon shall use the change in the risk of a default occurring over the expected life of the financial instrument. Aegon uses a mix of relative and absolute thresholds:
•	The relative threshold measures the relative increase in credit risk since origination.
•	The absolute threshold defines a stage for each rating and is mainly used when the rating at origination is not available or when an instrument is already in default.
The relative thresholds are defined in two steps:
•	A PD-based statistical analysis is performed to determine an optimal PD threshold that provides the best predictor for default;
•	The PD-based thresholds are translated into rating-based rules, which are more intuitive and practically applicable.
These PD thresholds can be translated into rating-based thresholds using standard Moody’s rating to PD mappings. The difference between the PD at origination and the PD corresponding to the threshold determines the number of notches that the rating must drop by. For example, for a one-year-old
instrument with a one year remaining maturity this gives the following result:

PD amounts used by Aegon are grouped into ranges in below table. Each range contains the minimum and maximum of PDs on both financial and corporate assets of a
1-10
year term. As Aegon US represents the Group the best, PD amounts of Americas is presented below.

PD range 2024	Minimum	Maximum

AAA	0.0001	0.0021

AA	0.0002	0.0034

A	0.0006	0.0052

BBB	0.0017	0.0079

BB	0.0048	0.0131

B	0.0120	0.0307

CCC or lower	0.0196	1.0000

PD range 2023	Minimum	Maximum

AAA	0.0002	0.0024

AA	0.0003	0.0037

A	0.0007	0.0057

BBB	0.0020	0.0085

BB	0.0055	0.0085

B	0.0138	0.0308

CCC or lower	0.0205	1.0000
Quantitative criteria
For debt securities, private loans, structured finance securities and deposits with financial institutions the relative change of the credit rating is used as primary indicator to assess significant increase in credit risk, for this purpose external credit ratings are used.
Qualitative criteria
For debt securities, private loans, structured finance securities and deposits with financial institutions the watchlist approach is applied as an additional qualitative criterion.
The watchlist approach means exposure of instruments on the watchlist are intensively monitored. Financial assets are added to the watchlist based on whether their relative change in fair value has surpassed a predetermined threshold
:
•	The fair value either drops to 80% and below the (amortized) cost price and stays there for six months; or
•	The fair value falls by 20% over 3 months; or
•	The fair value falls to 60% and below the (amortized) cost price.
In relation to debt securities and private loans, where a watchlist is used to monitor credit risk, this assessment is performed at the counterparty level and on a periodic basis. The criteria used to identify SICR are monitored and reviewed periodically for appropriateness by the Group.
Backstop
A backstop is applied to exposures considered to have experienced a significant increase in credit risk if the borrower is more than 30 days past due on its contractual payments in the case of structured finance, and 60 days in the case of commercial mortgage loans. No backstop is applied to the other asset classes.

Aegon has used the low credit risk exemption for debt instruments. Debt instruments that have a credit rating that is responds with “investment grade” (rating “BBB” or higher) are considered as having low credit risk. As such, external and internal credit ratings are used respectively for these assets to assess whether a significant increase in credit risk has occurred.
Low credit risk exemption is applied for staging purposes on instruments rated BBB and higher.
Loan commitments and financial guarantees
For loan commitments and financial guarantees, Aegon defines default in the same way as for the respective loan or financial instrument to which a commitment relates or a guarantee is issued (considering the factors described above).
c) Definition of default or credit-impaired assets
Aegon assesses a financial instrument to be in default or credit-impaired using the following criteria:

Asset class	Quantitative criteria	Qualitative criteria

Commercial mortgages	90 days past due backstop	Foreclosure Sale at material credit-related economic loss

Debt securities and private
loans	5 days past due backstop
Rating falling to “D” (external or internal)

Breach of significant covenants without reasonably supportable waiver obtained

Distressed restructuring taking place

Bankruptcy or an equivalent of an injunction for the obligor was filed

Obligor was classified as default internally

Deposits with financial
institution	5 days past due backstop
Rating falling to “D” (external or internal)

Breach of significant covenants without reasonably supportable waiver obtained

Distressed restructuring taking place

Bankruptcy or an equivalent of an injunction for the obligor was filed

Obligor was classified as default internally

Structured securities	90 days past due backstop	Rating falling to “D” (external or internal Loss coverage ratio (Ratio of credit-related losses to the par value of a debt security) is below 1)

Receivables	90 days past due backstop

Loan commitments	Defined as for the respective loans to which the commitment relates	Defined as for the respective loans to which the commitment relates

Financial guarantee contracts	Defined as for the respective exposures to which the financial guarantee relates	Defined as for the respective exposures to which the financial guarantee relates
Distressed restructuring means material forgiveness, or postponements of principal, interest, or where relevant, fees which is likely to result in a diminished financial obligation.
In addition to the criteria included in the table above, Aegon identifies other indicators of unlikeliness to pay, which include but are not limited to the following:
•	A borrower’s sources of recurring income are no longer available to meet the payments of installments;
•	There are justified concerns about a borrower’s future ability to generate stable and sufficient cash flows;
•	The borrower’s overall leverage level has significantly increased beyond applicable limits or there are justified expectations of such changes to leverage;
•	For the exposures to an individual: default of a company fully owned by a single individual where this individual provided the institution with a personal guarantee for all obligations of a company;
•	Material fraud; or
•	Death of a client.
All the criteria above have been applied to the financial instruments held by Aegon and are consistent with the definition of default used for internal credit risk management purposes. The definition of default has been applied consistently to model the Probability of Default, Exposure at Default throughout Aegon’s expected loss calculations.

An instrument is considered to no longer be in default (i.e. to have “cured”) when it no longer meets any of the default criteria for a consecutive period of six months and an assessment has shown the obligor is no longer unlikely to pay. This period of six months considers the likelihood of a financial instrument returning to default status after cure using different possible cure definitions.
d) Measuring ECL – inputs, assumptions and estimation techniques
The ECL is measured on either a
“12-month
basis” (Stage 1) or “lifetime basis” (Stages 2 and 3), depending on whether a significant increase in credit risk has occurred since initial recognition or whether an asset is considered to be credit-impaired.
The expected credit losses are the discounted product of the Probability of Default, Exposure at Default, and Loss Given Default, defined as follows:
•	The PD represents the likelihood of a borrower defaulting on its financial obligation (as per “Definition of default and credit-impaired” above), either over the next 12 months (12M PD), or over the remaining lifetime (Lifetime PD) of the obligation.
•	EAD is based on the amounts the Group expects to be owed at the time of default.
•	Loss Given Default represents Aegon’s expectation of the extent of loss on a defaulted exposure. LGD varies by type of counterparty, type and seniority of claim and availability of collateral or other credit support. LGD is expressed as a percentage loss per unit of exposure at the time of default.
The discount rate used in the ECL calculation is the original effective interest rate or an approximation thereof. The lifetime PD is calculated for a financial instrument that results in default by summing the probabilities of all future developments which end-up
in the ECL. All possible future developments are enumerated and for each future development a probability is calculated by statistical modeling techniques. The possibility of full prepayment is included among all possible future developments.
Forward-looking economic information is included in determining the
12-month
and lifetime ECL, and lifetime PD by using a set of variables describing the state of the macro economy as input in the calculation of the probability of default and prepayment.
As described above, and subject to using a maximum of a
12-month
PD for financial assets for which credit risk has not significantly increased, the Group measures ECL considering the risk of default over the maximum contractual period (including any borrower’s extension options) over which Aegon is exposed to credit risk, even if the Group considers a longer period.
There have been no significant changes in estimation techniques or significant assumptions made during the reporting period.
e) Forward-looking information incorporated in the ECL models
The assessment of significant increase in credit risk (SICR) and the calculation of ECL both incorporate forward-looking information. Aegon has performed historical analysis and identified the key economic variables impacting credit risk and expected credit losses for each portfolio.
These economic variables and their associated impact on the ECL and Lifetime PD vary by financial instrument. Expert judgment has also been applied in this process. Forecasts of these economic variables (the “base economic scenario”) give the best estimate view of the economy over the next five years. After five years, to project the economic variables out for the full remaining lifetime of each instrument, a mean reversion approach has been used, which means that economic variables tend to either a long run average rate (e.g. for unemployment) or a long run average growth rate (e.g. GDP) over a period of three years. Statistical regression analysis has been performed to understand the impact changes in these macro-economic variables have had historically on default and prepayment rates.
Using the base scenario as a starting point, three macro-economic scenarios are generated by applying shocks to the macro-economic variables in a positive and negative direction, taking into account their correlation as historically observed, resulting in a positive, neutral, or negative scenario. The shocks applied correspond to the historical average deviance from the long-term mean observed in the best/worst 10% of the historically observed quarters. The ECL is calculated for each of the three scenarios, multiplied by the scenario weighting, and summed. The use of multiple economic scenarios ensures that the ECL represents the best estimate of expected credit loss and is not merely the credit loss in the most likely scenario.
As with any economic forecasts, the projections and likelihoods of occurrence are subject to a high degree of inherent uncertainty, and therefore, the actual outcomes may be significantly different to those projected. The Group considers these forecasts to represent its best estimate of the possible outcomes.

Economic variable assumptions
The most significant
period-end
assumptions used for the ECL estimate are set out below. The scenarios “base”, “upside”, and “downside” were used for all portfolios.

Economic variable assumptions, December 31, 2024		2025	2026	2027	2028	Units

Interest rates	Base	4.33	4.26	4.24	4.18	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Upside	4.43	4.35	4.24	4.18	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Downside	3.17	3.74	3.94	4.04	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Unemployment rate	Base	4.08	4.09	4.05	4.01	(%, SA)

Unemployment rate	Upside	3.13	3.44	3.42	3.42	(%, SA)

Unemployment rate	Downside	8.23	7.46	6.18	5.00	(%, SA)

House Price Index	Base	419.04	424.10	434.08	448.91	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	439.72	456.26	471.39	489.21	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	354.16	369.92	385.26	401.39	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	23,973.45	24,343.12	24,819.66	25,356.09	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Upside	24,319.86	24,807.47	25,341.29	25,943.15	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Downside	22,959.57	23,369.09	24,147.35	24,980.66	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	5,912.89	5,814.62	6,098.72	6,483.85	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	6,264.59	6,132.21	6,356.19	6,630.75	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	3,867.82	4,095.95	4,899.05	5,712.91	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

1	NSA: National Security Agency.
2	SAAR: Seasonally adjusted annual rate.

Economic variable assumptions, December 31, 2023		2024	2025	2026	2027	Units

Interest rates	Base	4.11	4.04	4.02	4.03	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA1)

Interest rates	Upside	4.21	4.13	4.02	4.03	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA1)

Interest rates	Downside	2.31	3.24	3.71	3.89	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA1)

Unemployment rate	Base	4.03	4.06	3.97	3.94	(%, SA)

Unemployment rate	Upside	3.08	3.41	3.34	3.35	(%, SA)

Unemployment rate	Downside	7.56	6.90	5.70	4.88	(%, SA)

House Price Index	Base	400.12	393.70	394.21	403.50	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	419.87	423.62	428.16	439.72	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	339.91	347.29	352.66	363.59	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	22,900.95	23,303.78	23,825.37	24,397.71	Bil. Ch. 2012 USD, SAAR2

Domestic GDP	Upside	23,354.42	23,883.09	24,451.63	25,020.82	Bil. Ch. 2012 USD, SAAR2

Domestic GDP	Downside	22,039.64	22,368.94	23,099.22	23,768.80	Bil. Ch. 2012 USD, SAAR2

Equity	Base	4,672.66	4,796.24	5,043.19	5,368.63	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	4,950.59	5,058.20	5,256.09	5,490.26	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	2,904.90	3,226.25	3,942.26	4,603.90	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

1	NSA: National Security Agency.
2	SAAR: Seasonally adjusted annual rate.

The weightings assigned to each economic scenario were as follows:

Weightings	Base	Upside	Downside

On December 31, 2024	40	30	30

On December 31, 2023	40	30	30
Other forward-looking considerations not otherwise incorporated within the above scenarios, such as the impact of any regulatory, legislative or political changes, have also been considered, but are not deemed to have a material impact, and therefore, no adjustment has been made to the ECL for such factors. This process is reviewed and monitored for appropriateness on a quarterly basis.
f) Write-off
policy
The Group
writes-off
financial assets, in whole or in part, when it has exhausted all practical recovery efforts and has concluded there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include (i) ceasing enforcement activity; and (ii) where Aegon’s recovery method is foreclosing on collateral and the value of the collateral is such that there is no reasonable expectation of recovering in full.
The Group may
write-off
financial assets that are still subject to enforcement activity. The outstanding contractual amounts of such assets written-off
during 2024 is not material. The Group still seeks to recover amounts it is legally owed in full, but which have been partially written off due to no reasonable expectation of full recovery.
g) Modification of financial assets
The Group has the option to modify the terms of loans provided to customers due to commercial renegotiations, or for distressed loans, with a view to maximizing recovery. Such restructuring activities include extended payment term and penalty interest arrangements. Restructuring policies and practices are based on indicators or criteria which, in the judgment of management, indicate that payment will most likely continue. These policies are kept under continuous review.
The risk of default of such assets after modification is assessed at the reporting date and compared with the risk under the original terms at initial recognition, when the modification is not substantial and so does not result in derecognition of the original asset. The Group monitors the subsequent performance of modified assets. Aegon may determine that the credit risk has significantly improved after restructuring, so that the assets are moved from Stage 3 or Stage 2 (Lifetime ECL) to Stage 1
(12-month
ECL) (see note
4.2.6 Expected credit losses
(a) for details of the Group ECL staging classification). This is only the case for assets that have performed in accordance with the new terms for three consecutive months or more. The gross carrying amount of such assets held on December 31 2024 was EUR 0 million (2023: EUR 0 million).
ECL developments in the reporting period
Aegon regularly monitors industry sectors and individual debt securities for sources of changes in the ECL allowance. These sources may include one or more of the following:
•	Transfers between Stages 1, 2 and 3 due to financial instruments experiencing significant increases (or decreases) of credit risk or becoming credit-impaired in the period, and the consequent “step up” (or “step down”) between
12-month
and lifetime ECL;
•	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized in the period;
•	Impact on the measurement of ECL due to changes in PDs, EADs and LGDs in the period, arising from regular refreshing of inputs to models;
•	Impacts on the measurement of ECL due to changes made to models and assumptions;
•	Discount unwind within ECL due to the passage of time, as ECL is measured on a present value basis;
•	Foreign exchange retranslations for assets denominated in foreign currencies and other movements; and,
•	Financial assets derecognized during the period and write-offs of allowances related to assets that were written off during the period.

In addition, for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. Furthermore, quality ratings of investment portfolios are based on a composite of the main rating agencies (S&P, Moody’s, and Fitch) and Aegon’s internal rating of the counterparty. The following tables explain the changes in the loss allowance changes between the beginning and the end of the annual period due to these factors:

	2024

	ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Loss allowance on January 1	(147)	(25)	(64)	(2)	(238)

Transfers:

- Transfer from Stage 1 to Stage 2	4	(4)	-	-	-

- Transfer from Stage 1 to Stage 3	1	-	(1)	-	-

- Transfer from Stage 2 to Stage 1	(5)	5	-	-	-

- Transfer from Stage 2 to Stage 3	-	12	(12)	-	-

- Transfer from Stage 3 to Stage 2	-	(4)	4	-	-

Impact on year-end ECL of exposures transferred between stages during the year	2	(7)	(50)	-	(54)

Financial assets derecognized during the period	18	3	35	-	56

New financial assets originated or purchased	(38)	(2)	(2)	-	(42)

Change in models	(12)	(16)	(14)	(2)	(45)

Net exchange differences	(11)	(2)	(6)	-	(20)

Loss allowance on December 31	(187)	(41)	(108)	(4)	(341)

	2023

		ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Loss allowance on January 1	(156)	(32)	(86)	(1)	(276)

Transfers:

- Transfer from Stage 1 to Stage 2	2	(2)	-	-	-

- Transfer from Stage 1 to Stage 3	2	-	(2)	-	-

- Transfer from Stage 2 to Stage 1	(3)	3	-	-	-

- Transfer from Stage 2 to Stage 3	-	3	(3)	-	-

- Transfer from Stage 3 to Stage 2	-	(4)	4	-	-

- Transfer from Stage 3 to Stage 1	(39)	-	39	-	-

Impact on year-end ECL of exposures transferred between stages during the year	36	(2)	(39)	-	(5)

Financial assets derecognized during the period	26	3	44	-	73

New financial assets originated or purchased	(16)	(1)	(9)	-	(26)

Change in models	(5)	6	(14)	(1)	(13)

Net exchange differences	5	1	2	-	9

Loss allowance on December 31	(147)	(25)	(64)	(2)	(238)
The ECL allowance for debt securities measured at FVOCI of EUR 341 million (December 2023: EUR 237 million) does not reduce the carrying amount of these investments (which are measured at fair value) but gives rise to an equal and opposite gain in OCI.
Expected credit losses on loans increased by EUR (92) million to EUR (118) million as per December 2024 (2023: (26) million). The increase in expected credit losses was mainly driven by a mortgage loan in Aegon US and partly by the stage transfer of an office facing with occupancy and valuation challenges (2023: EUR (14) million).
The majority of the expected credit losses recognized are in Stage 2 EUR (75) million (2023: EUR (24) million).
Based on the tables above, the following is a reconciliation of the loss allowance movements with an impact on the income statement with the net impairment charge presented in the income statement. Other represents impairment charges on asset types which are not individually material.

	2024	2023

Loans measured at amortized cost	(88)	(15)

Debt securities measured at FVOCI	(140)	(44)

Other	(9)	(60)

Net impairment charge in P&L	(237)	(119)
The following tables further explains changes in the gross carrying amount / market value of the financial assets and their significance to the changes in the loss allowance for the same portfolio as discussed above:

	2024

	ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	46,461	357	325	100	47,242

Transfers:	-	-	-	-	-

- Transfer from Stage 1 to Stage 2	(200)	200	-	-	-

- Transfer from Stage 1 to Stage 3	(10)	-	10	-	-

- Transfer from Stage 2 to Stage 3	-	(48)	48	-	-

- Transfer from Stage 3 to Stage 2	-	7	(7)	-	-

- Transfer from Stage 2 to Stage 1	150	(150)	-	-	-

- Transfer from Stage 3 to Stage 1	2	-	(2)	-	-

Financial assets derecognized during the period other than write-offs	(5,201)	(69)	(102)	(21)	(5,394)

New financial assets originated or purchased	8,421	21	(9)	-	8,434

Modification of contractual cash flows of financial assets	-	-	-	-	-

Unrealized gains/losses through equity	(1,294)	(7)	(17)	(10)	(1,329)

Amortizations through income statement	94	1	27	17	138

Movements related to fair value hedges	(2)	-	-	-	(2)

Net exchange differences	3,154	22	19	6	3,201

Other movements	(1)	0	(1)	(0)	(2)

Transfer to/from other headings	(45)	2	-	-	(43)

Gross carrying amount on December 31	51,529	335	291	92	52,247

Expected credit losses on December 31	(187)	(41)	(108)	(4)	(341)

			2023

	ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	50,666	413	403	125	51,607

Transfers:

- Transfer from Stage 1 to Stage 2	(80)	80	-	-	-

- Transfer from Stage 1 to Stage 3	(45)	-	45	-	-

- Transfer from Stage 2 to Stage 3	-	(23)	23	-	-

- Transfer from Stage 3 to Stage 2	-	6	(6)	-	-

- Transfer from Stage 2 to Stage 1	76	(76)	-	-	-

- Transfer from Stage 3 to Stage 1	59	-	(59)	-	-

Financial assets derecognized during the period other than write-offs	(7,836)	(83)	(111)	(27)	(8,057)

New financial assets originated or purchased	3,672	37	22	-	3,731

Modification of contractual cash flows of financial assets	-	-	-	-	-

Unrealized gains/losses through equity	1,488	16	1	(10)	1,495

Amortizations through income statement	113	-	19	17	148

Net exchange differences	(1,637)	(13)	(12)	(4)	(1,666)

Other movements	(9)	-	-	-	(9)

Transfer to/from other headings	(6)	-	-	-	(6)

Gross carrying amount on December 31	46,461	357	325	100	47,242

Expected credit losses on December 31	(147)	(25)	(64)	(2)	(237)

The total amount of undiscounted ECL at initial recognition for purchased or originated credit-impaired financial assets recognized during the period was EUR 4 million (2023: EUR 2 million).

	2024

	ECL staging

	Stage 1	Stage 2	Stage 3

Loans	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	10,147	35	-	-	10,182

Transfers:

- Transfer from Stage 1 to Stage 2	(162)	162	-	-	-

- Transfer from Stage 1 to Stage 3	(7)	-	7	-	-

- Transfer from Stage 2 to Stage 1	75	(75)	-	-	-

Financial assets derecognized during the period other than write-offs	(633)	(69)	-	-	(702)

New financial assets originated or purchased	483	76	-	-	559

Realized gains and losses through income statement	3	1	-	-	4

Net exchange differences	667	7	-	-	674

Other movements	(1)	(1)	-	-	(1)

Gross carrying amount on December 31	10,574	135	7	-	10,716

(-) Expected credit losses on December 31	(38)	(75)	(5)	-	(118)

Net carrying amount on December 31	10,536	60	2	-	10,598

	2023

	ECL staging

	Stage 1	Stage 2	Stage 3

Loans	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	10,416	2	-	-	10,418

Transfers:

- Transfer from Stage 1 to Stage 2	(39)	39	-	-	-

Financial assets derecognized during the period other than write-offs	(566)	(5)	-	-	(571)

New financial assets originated or purchased	691	-	-	-	691

Net exchange differences	(354)	(1)	-	-	(355)

Gross carrying amount on December 31	10,147	35	-	-	10,182

(-) Expected credit losses on December 31	(24)	(1)	-	-	(26)

Net carrying amount on December 31	10,123	33	-	-	10,156
Sensitivity on ECL to future-economic conditions
ECL are sensitive to judgments and assumptions made regarding the formulation of forward-looking scenarios and how such scenarios are incorporated into the calculations. Management performs a sensitivity analysis on the ECL recognized on material classes of its assets. As ECL is not material at the end of 2024 and 2023, sensitivity on ECL is being assessed to be not material for 2024 and 2023 either.
4.3 Market risk
Market risk is the risk that changes in market prices (e.g. foreign exchange rates, interest rates) will affect the fulfillment cash flows of insurance and reinsurance contracts as well as the fair value or future cash flows of financial instruments. The objective of market risk management is to control exposures within acceptable parameters while optimizing the return on risk.
Aegon’s management of market risk comprises equity price risk, interest rate risk and currency risk.

4.3.1 Equity market risk and other investments risk
Fluctuations in equity, real estate and capital markets have affected Aegon’s profitability, capital position and sales of equity related products in the past and may continue to do so. Exposure to equity, real estate and capital markets exists in both assets and liabilities. Asset exposure exists through direct equity investment, where Aegon bears all or most of the volatility in returns and investment performance risk. Equity market exposure is also present in insurance and investment contracts for policyholders where funds are invested in equities, backing variable annuities, unit-linked products and mutual funds. Although most of the risk remains with the policyholder, lower investment returns can reduce the asset management fee earned by Aegon on the asset balance in these products. In addition, some of this business has minimum return or accumulation guarantees.
In 2021, Transamerica expanded its dynamic hedge program to variable annuities with guaranteed minimum death benefit riders (GMDB) and remaining policies with guaranteed minimum income (GMIB) riders. This builds on the effective dynamic hedge program of policies with guaranteed minimum withdrawal benefits (GMWB). The dynamic hedge program covers the equity risks (and interest rate risk) embedded in the guarantees of its entire variable annuity portfolio. Dynamic hedging stabilizes cash flows and reduces sensitivities to changes in equity markets (and interest rates) on an economic basis.
The equity, real estate and other
non-fixed-income
portfolio of Aegon is as follows:

Equity, real estate and non-fixed income exposure	Americas	United Kingdom	International	Asset Management	Total 2024

Equity funds	145	-	-	9	154

Common shares	95	14	5	-	114

Preferred shares	16	-	-	-	16

Investments in real estate	40	-	17	-	57

Hedge funds	7	-	-	-	7

Other alternative investments	2,682	-	-	-	2,682

Other financial assets 1	1,800	716	33	2	2,551

On December 31	4,785	730	56	10	5,582

1	Majority of Other financial assets contains Real estate Limited Partnership for Aegon US and Aegon enhanced fund for Aegon UK.

Equity, real estate and non-fixed income exposure	Americas	United Kingdom	International	Asset Management	Total 2023

Equity funds	133	-	-	9	141

Common shares	106	14	5	-	126

Preferred shares	29	-	-	-	29

Investments in real estate	38	-	17	-	55

Hedge funds	6	-	-	-	6

Other alternative investments	2,404	-	-	-	2,404

Other financial assets 1	1,856	772	4	1	2,633

On December 31	4,573	786	27	10	5,395

1	Majority of Other financial assets contains Real estate Limited Partnership for Aegon US and Aegon enhanced fund for Aegon UK.

Market risk concentrations – shares	Americas	United Kingdom	International	Asset Management	Total 2024

Communication	2	-	-	-	2

Consumer	2	-	-	-	2

Financials	23	-	5	-	28

Funds	140	14	-	-	154

Industries	6	-	-	-	6

Other	83	-	33	9	125

On December 31	256	14	39	9	317

Market risk concentrations – shares	Americas	United Kingdom	International	Asset Management	Total 2023

Communication	2	-	-	-	2

Consumer	4	-	-	-	4

Financials	136	-	5	-	142

Funds	30	14	-	-	45

Industries	11	-	-	-	11

Other	84	-	4	9	97

On December 31	267	14	10	9	300

The table that follows sets forth the closing levels of certain major indices at the end of the last five years.

	2024	2023	2022	2021	2020

S&P 500	5,882	4,770	3,840	4,766	3,756

Nasdaq	21,012	15,011	10,466	15,645	12,888

FTSE 100	8,173	7,733	7,452	7,385	6,461

AEX	879	787	689	798	625
An analysis of Aegon’s sensitivity to a 10% and 25% increase or decrease in equity prices at the reporting date, assuming that all other variables remain constant, is presented below.
Sensitivity analysis of CSM, net result and
shareholders’ equity to equity markets

	2024			2023

Estimated approximate effects on:	CSM	Net result	Shareholders’ equity	CSM	Net result	Shareholders’ equity

Equity 10% increase

Financial instruments		(8)	(6)		(5)	(13)

Insurance and reinsurance assets	-	(28)	(30)	-	(271)	(265)

Insurance and reinsurance liabilities	363	154	160	310	422	397

Equity 10% decrease

Financial instruments		8	1		4	11

Insurance and reinsurance assets	-	7	7	-	229	225

Insurance and reinsurance liabilities	(331)	(169)	(178)	(316)	(465)	(431)

Equity 25% increase

Financial instruments		(24)	(15)		(31)	(50)

Insurance and reinsurance assets	-	(95)	(99)	-	(737)	(721)

Insurance and reinsurance liabilities	916	398	413	775	1,035	989

Equity 25% decrease

Financial instruments		24	9		35	53

Insurance and reinsurance assets	-	326	340	-	965	945

Insurance and reinsurance liabilities	(847)	(770)	(807)	(804)	(1,499)	(1,434)
Over 2024 rising equity markets and interest rates in the US have resulted in reduced liability sensitivities, driven primarily by convex exposures of Indexed Universal Life and Variable Annuity products. Changes to asset sensitivities follow the liability changes, as hedge programs are rebalanced to match liabilities.
4.3.2 Interest rate risk
Aegon bears interest rate risk with many of its products. In cases where cash flows are highly predictable, investing in assets that closely match the cash flow profile of the liabilities can offset this risk. For some Aegon country units, local capital markets are not well developed, which prevents the complete matching of assets and liabilities for those businesses. For some products, cash flows are less predictable as a result of policyholder actions that can be affected by the level of interest rates.
In periods of rapidly increasing interest rates, policy loans, surrenders and withdrawals may increase. Premiums in flexible premium policies may decrease as policyholders seek investments with higher perceived returns. This activity may result in cash payments by Aegon requiring the sale of invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates; this may result in realized investment losses. These cash payments to policyholders result in a decrease in total invested assets and a decrease in net result.
During periods of sustained low interest rates, Aegon may not be able to preserve margins as a result of minimum interest rate guarantees and minimum guaranteed crediting rates provided on policies. Also, investment earnings may be lower because the interest earnings on new fixed-income investments are likely to have declined with the market interest rates. Mortgage loans and redeemable bonds in the investment portfolio are more likely to be repaid as borrowers seek to borrow at lower interest rates and Aegon may be required to reinvest the proceeds in securities bearing lower interest rates. Accordingly, net result declines as a result of a decrease in the spread between returns on the investment portfolio and the interest rates either credited to policyholders or assumed in reserves.

Aegon manages interest rate risk closely, taking into account all the complexity regarding policyholder behavior and management action. Aegon employs sophisticated interest rate measurement techniques and actively uses derivatives and other risk mitigation tools to closely manage its interest rate risk exposure. Aegon operates an Investment & Counterparty Risk policy that limits the amount of interest rate risk to which the Group is exposed. All derivative use is governed by Aegon’s Derivative Use Policy. A detailed description of the use of derivatives within Aegon is included in note
20 Derivatives
.
Transamerica’s dynamic hedge program contains variable annuities with guaranteed minimum death benefit riders (GMDB) and policies with guaranteed minimum income (GMIB) riders. This builds on the effective dynamic hedge program of policies with guaranteed minimum withdrawal benefits (GMWB). The dynamic hedge program covers the interest rate (and equity risks) embedded in the guarantees of its entire variable annuity portfolio. Dynamic hedging stabilizes cash flows and reduces sensitivities to changes in interest rates (and equity markets) on an economic basis.
The following table shows interest rates at the end of each of the past five years.

	2024	2023	2022	2021	2020

3 month Term SOFR	4.31%	5.33%	4.59%	0.91%	0.07%

3-month EURIBOR	2.71%	3.91%	2.13%	-0.57%	-0.55%

10-year US Treasury	4.57%	3.86%	3.83%	1.78%	0.91%

10-year Dutch government	2.59%	2.32%	2.91%	-0.03%	-0.48%
An analysis of Aegon’s sensitivity to a 100 basis points parallel increase or decrease in market interest rates at the reporting date, assuming that all other variables remain constant, is presented below:

	2024			2023

Estimated approximate effects on:	CSM	Net result	Shareholders’ equity	CSM	Net result	Shareholders’ equity

100 bps increase - Yield curve

Financial instruments		(12)	(729)		(114)	(652)

Insurance and reinsurance assets	-	(717)	(3,596)	(4)	(1,029)	(3,876)

Insurance and reinsurance liabilities	49	742	4,009	126	1,008	4,158

100 bps decrease - Yield curve

Financial instruments		15	859		35	655

Insurance and reinsurance assets	-	957	4,255	6	1,258	4,625

Insurance and reinsurance liabilities	(50)	(989)	(5,113)	(133)	(1,306)	(5,303)
Over 2024 rising interest rates and equity markets in the US have led to reduced liability sensitivities, driven primarily by convex exposures of Variable Annuity products. Other long duration products such as Long Term Care and Unit Linked products with Non Lapse or secondary guarantees also have a natural convexity, leading to lower liability sensitivities when interest rate rise. Changes to asset sensitivities follow the liability changes, as hedge programs are rebalanced to match liabilities.
The exposures of our different products vary, and we have a number of asymmetric exposures, in particular. This is mainly explained by certain US products:
•	For a number of products (e.g. our Stable Value Solutions and parts of the Universal Life products), we have stable surrender values alongside stable crediting rates. This means that, as interest rates rise, it becomes more attractive in the short term for customers to lapse their policies and, due to the market movements, this leads to increased losses. There are also asymmetries from accounting rules of IFRS, where decreases in interest rates which turn SVS liabilities negative will be floored at zero based on IFRS 9 rules applied to these contracts.
•	For other longer duration products such as Long-Term Care and Unit Linked products with non-lapse
or secondary guarantees, we have a natural convexity, meaning we are more exposed to interest rates falling, which results in adverse sensitivities on these products than to interest rates rising which are positive. This is because we still expect to receive premiums over the next 10 to 20 years but will continue to pay claims for many years thereafter. The interaction of these two factors with the more symmetrical exposures on other products results in our overall sensitivities showing an adverse impact to both rising and falling interest rates.
Risks and risks management arising from financial instruments subject to interest rate benchmark reform
On 30 September 2024, the remaining synthetic LIBOR rates were published for the last time and LIBOR came to an end. Before this, all derivative financial instruments using USD LIBOR and GBP LIBOR as a benchmark rate, transitioned to an alternative benchmark rate. Following the formal discontinuation, there are no remaining financial derivative instruments to be transitioned to an alternative benchmark rate.

4.3.3 Currency exchange rate risk
As an international group, Aegon is subject to foreign currency translation risk. Foreign currency exposure exists mainly when policies are denominated in currencies other than the issuer’s functional currency. Currency risk in the investment portfolios backing insurance and investment liabilities is managed using asset-liability-matching principles. Assets allocated to equity are kept in local currencies to the extent shareholders’ equity is required to satisfy regulatory and self-imposed capital requirements. Therefore, currency exchange rate fluctuations will affect the level of shareholders’ equity as a result of the conversion of subsidiaries into euros, the Group’s presentation currency. Aegon holds the remainder of its capital base (perpetual capital securities, subordinated and senior debt) in various currencies in amounts that are targeted to correspond to the book value of the country units. This balancing mitigates currency translation impacts on shareholders’ equity and leverage ratios. Aegon does not hedge the income streams from the main non-euro
units and, as a result, earnings may fluctuate due to currency translation. As Aegon has significant business segments in the Americas and in the United Kingdom, the principal sources of exposure from currency fluctuations are due to the differences between the US dollar and the euro, and between the UK pound and the euro. Aegon may experience significant changes in net result and shareholders’ equity because of these fluctuations.
Aegon operates an Investment & Counterparty Risk Policy, which applies currency risk exposure limits both at Group and regional levels, and under which direct currency speculation or program trading by country units is not allowed unless explicit approval has been granted by the Group Risk and Capital Committee and the CEO. Assets should be held in the functional currency of the business written or hedged back to that currency. Where this is not possible or practical, remaining currency exposure should be sufficiently documented and limits are placed on the total exposure at both group level and for individual country units.
Information on Aegon’s historical net result and shareholders’ equity in functional currency are shown in the table below:

Amounts in EUR million	2024	2023	2022

Net result

Americas (in USD)	198	(266)	562

United Kingdom (in GBP)	56	26	57

Equity in functional currency

Americas (in USD)	3,838	3,690	3,456

United Kingdom (in GBP)	1,198	1,256	1,373
The summary quantitative information about Aegon’s exposure to currency risk arising from insurance and reinsurance contracts and financial instruments was as follows:

	2024					2023

Amounts in EUR million	EUR	GBP	USD	Other	Total	EUR	GBP	USD	Other	Total

Financial instruments - assets	729	1,588	72,942	819	76,078	722	1,713	70,557	928	73,921

Financial instruments - liabilities	2,823	51,034	44,925	-	98,783	2,823	40,242	38,387	-	81,452

Insurance and reinsurance contract - assets	7	3	16,090	46	16,147	7	2	16,744	39	16,793

Insurance and reinsurance contract - liabilities	720	66,675	137,867	5,730	210,993	715	61,922	130,886	6,124	199,648

The exchange rates for the US dollar and the UK pound per euro for each of the last five year ends are presented in the table below:

Closing rates	2024	2023	2022	2021	2020

USD	1.04	1.10	1.07	1.14	1.22

GBP	0.83	0.87	0.89	0.84	0.90
Aegon Group companies’ foreign currency exposure from monetary assets and liabilities denominated in foreign currencies (that is, other than the entity’s functional currency), is not material.
Sensitivity analysis of net result and shareholders’ equity to translation risk
The sensitivity analysis in the following table shows an estimate of the translation effect of movements in the exchange rates of functional currencies of foreign subsidiaries against the euro presentation currency of the Group’s financial statements, on net income and shareholders’ equity.

Movement of markets 1	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity

2024

Increase by 15% of USD currencies relative to the euro	43	734

Increase by 15% of GBP currencies relative to the euro	8	264

Increase by 15% of non-euro currencies relative to the euro	72	1,126

Decrease by 15% of USD currencies relative to the euro	(31)	(543)

Decrease by 15% of GBP currencies relative to the euro	(6)	(195)

Decrease by 15% of non-euro currencies relative to the euro	(53)	(832)

2023

Increase by 15% of USD currencies relative to the euro	(27)	769

Increase by 15% of GBP currencies relative to the euro	(2)	264

Increase by 15% of non-euro currencies relative to the euro	(49)	1,145

Decrease by 15% of USD currencies relative to the euro	20	(569)

Decrease by 15% of GBP currencies relative to the euro	2	(195)

Decrease by 15% of non-euro currencies relative to the euro	36	(847)

1	The effect of currency exchange movements is reflected as a one-time shift up or down in the value of the non-euro currencies relative to the euro on December 31.
4.4 Liquidity risk
Liquidity risk is inherent in much of Aegon’s business. Each asset purchased and liability incurred has its own liquidity characteristics. Some liabilities are surrenderable while some assets, such as privately placed loans, mortgage loans, real estate, and limited partnership interests, have low liquidity. If Aegon requires significant amounts of cash on short notice in excess of normal cash requirements and existing credit facilities, it may have difficulty selling these investments at attractive prices or in a timely manner. Liquidity risk is also affected by the use of collateralized financial derivatives to mitigate other risks.
Aegon operates a Liquidity Risk Policy under which country units are obliged to maintain sufficient levels of highly liquid assets to meet cash demands by policyholders and account holders over the next two years. Potential cash demands are assessed under a stress scenario including spikes in disintermediation risk due to rising interest rates and concerns over Aegon’s financial strength due to multiple downgrades of the Group’s credit rating. At the same time, the liquidity of assets other than cash and government issues is assumed to be severely impaired for an extended period of time. All legal entities and Aegon Group must maintain sufficient liquidity to meet all cash needs under this extreme scenario.
Aegon held EUR 16,291 million of investments in cash, money market products and government bonds that are readily saleable or redeemable on demand (2023: EUR 19,399 million, exclude the investments of disposal group). The Group expects to meet its obligations, even in a stressed liquidity event, from operating cash flows and the proceeds of maturing assets as well as these highly liquid assets. Further, the Group has access to back-up
credit facilities, as disclosed in note 31 Borrowings, amounting to EUR 1,544 million which were unused at the end of the reporting period (2023: EUR 2,623 million).

The maturity analysis below shows the remaining contractual maturities of each category of financial liabilities (including coupon interest). When the counterparty has a choice of when an amount is paid, the liability is included on the basis of the earliest date on which it can be required to be paid. Financial liabilities that can be required to be paid on demand without any delay are reported in the category “On demand.” If there is a notice period, it has been assumed that notice is given immediately, and the repayment has been presented at the earliest date after the end of the notice period. When the amount payable is not fixed, the amount reported is determined by reference to the conditions existing at the reporting date. For example, when the amount payable varies with changes in an index, the amount disclosed may be based on the level of the index at the reporting date.
To manage the liquidity risk arising from financial liabilities, Aegon holds liquid assets comprising cash and cash equivalents and investment grade investment securities for which there is an active and liquid market. These assets can be readily sold to meet liquidity requirements. For this reason, Aegon believes that it is not necessary to disclose a maturity analysis in respect of these assets to enable users to evaluate the nature and extent of liquidity risk.
Aegon’s liquidity management is based on expected claims and benefit payments rather than on the contractual maturities. The projected cash benefit payments in the table below (maturity analysis - insurance and reinsurance contracts) are based on management’s best estimates of the expected gross benefits and expenses, partially offset by the expected gross premiums, fees and charges relating to the existing business in force. Estimated cash benefit payments are based on mortality, morbidity and lapse assumptions based on Aegon’s historical experience, modified for recently observed trends. Actual payment obligations may differ if experience varies from these assumptions. The cash benefit payments are presented on an undiscounted basis and are before the deduction of tax and before reinsurance.
For maturity information on other obligations, please see note
39 Commitments and contingencies
.
Maturity analysis - insurance and reinsurance contracts
The following tables provides a maturity analysis of Aegon’s insurance and reinsurance contracts, which reflects the dates on which the cash flows are expected to occur. The cash flows presented below represent the undiscounted best estimate liability for the relevant periods.

Undiscounted best estimate liability (i.e. Remaining contractual undiscounted net cash flows)	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

2024

Insurance contracts:

- Direct participating contracts	10,086	9,874	9,554	8,886	8,689	156,595	203,683

- Without direct participation contracts	10,827	10,448	9,924	9,223	8,836	136,030	185,290

Investment contracts with DPF:

- Direct participating contracts	1,880	1,964	1,911	1,688	1,681	23,816	32,940

Reinsurance contracts held, in a liability position	20	21	20	20	20	827	928

Total	22,814	22,307	21,408	19,818	19,226	317,268	422,841

2023

Insurance contracts:

- Direct participating contracts	8,737	8,287	8,186	7,823	7,187	127,351	167,571

- Without direct participation contracts	9,105	8,651	8,041	7,541	6,960	103,939	144,237

Investment contracts with DPF:

- Direct participating contracts	1,717	1,637	1,788	1,732	1,511	21,407	29,793

Reinsurance contracts held, in a liability position	46	43	41	39	39	1,370	1,578

Total	19,605	18,618	18,056	17,136	15,698	254,067	343,179

Expected release of risk adjustment	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

2024

Insurance contracts:

- Direct participating contracts	31	30	27	27	26	395	535

- Without direct participation contracts	53	48	45	44	45	2,525	2,760

Investment contracts with DPF:

- Direct participating contracts	10	9	7	8	8	71	112

- Without direct participation contracts	-	-	-	-	-	-	-

Reinsurance contracts held, in a liability position	(15)	(13)	(12)	(11)	(11)	(299)	(361)

Total	79	74	67	68	68	2,691	3,047

2023

Insurance contracts:

- Direct participating contracts	30	35	32	29	29	413	568

- Without direct participation contracts	72	63	60	57	58	2,373	2,683

Investment contracts with DPF:

- Direct participating contracts	9	12	10	8	9	81	128

- Without direct participation contracts	-	-	-	-	-	-	-

Reinsurance contracts held, in a liability position	(12)	(11)	(11)	(10)	(10)	(278)	(332)

Total	98	99	92	85	85	2,589	3,047
Most insurance products and investment contracts with discretionary participating features of Aegon contain investment related or investment return services, where policyholders are able to surrender or early terminate their contracts to receive their current account value net of contractual penalties after a specific notional period. The current account value reflects the fair value of underlying investments. Main product types where such demand features exist are permanent life insurance products and annuities issued in the Americas, and unit-linked contracts issued in Europe.
Maturity analysis – financial instruments
The following table (maturity analysis - financial instruments) details the Group’s liquidity analysis for its derivative financial instruments, based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

Maturity analysis – gross undiscounted contractual cash flows (for non-derivatives)	On demand	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

2024

Trust pass-through securities	-	10	94	3	3	3	72	187

Subordinated loans	-	88	88	88	67	46	2,577	2,954

Borrowings	-	1,155	588	805	51	51	1,112	3,762

Investment contracts	39,959	50,922	9	118	24	4	60	91,095

Lease liabilities	-	37	30	27	25	21	123	261

Other financial liabilities	3,419	856	27	-	4	-	-	4,307

2023

Trust pass-through securities	-	9	9	88	3	3	71	184

Subordinated loans	-	111	83	83	83	63	3,158	3,579

Borrowings	-	123	1,057	726	48	48	1,140	3,143

Investment contracts	34,464	40,059	11	8	110	23	74	74,749

Lease liabilities	-	34	29	24	21	18	114	240

Other financial liabilities	4,582	930	52	7	-	4	-	5,575

								2024

Maturity analysis relating to derivatives 1 (Undiscounted contractual cash flows)	On demand	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

Gross settled

Cash inflows	-	1,301	182	218	153	196	2,603	4,653

Cash outflows	-	(1,241)	(135)	(191)	(134)	(194)	(2,450)	(4,345)

Net settled

Cash inflows	-	582	425	380	323	286	6,587	8,583

Cash outflows	-	(475)	(360)	(323)	(259)	(246)	(11,644)	(13,308)

1
Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.

								2023

Maturity analysis relating to derivatives 1 (Undiscounted contractual cash flows)	On demand	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

Gross settled

Cash inflows	-	9,757	170	171	202	145	2,560	13,004

Cash outflows	-	(9,710)	(121)	(134)	(191)	(134)	(2,458)	(12,748)

Net settled

Cash inflows	-	282	253	260	286	341	7,509	8,930

Cash outflows	-	(560)	(224)	(244)	(266)	(271)	(12,248)	(13,813)

1
Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.